Quarterly Holdings Report
for
Fidelity® 500 Index Fund
May 31, 2022
UEI-NPRT1-0722
1.816023.117
Common Stocks - 99.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. (a)	75,287,586	1,602,873
Lumen Technologies, Inc.	9,715,439	118,917
Verizon Communications, Inc. (a)	44,259,514	2,270,070
		3,991,860
Entertainment - 1.3%
Activision Blizzard, Inc.	8,213,598	639,675
Electronic Arts, Inc.	2,964,923	411,087
Live Nation Entertainment, Inc. (a)(b)	1,424,186	135,369
Netflix, Inc. (b)	4,680,700	924,157
Take-Two Interactive Software, Inc. (a)(b)	1,666,729	207,558
The Walt Disney Co. (b)	19,194,924	2,119,887
Warner Bros Discovery, Inc. (b)	23,314,690	430,156
		4,867,889
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (b)	3,170,873	7,214,497
Class C (b)	2,928,435	6,679,116
Match Group, Inc. (b)	2,984,561	235,124
Meta Platforms, Inc. Class A (b)	24,344,633	4,714,095
Twitter, Inc. (b)	8,430,290	333,839
		19,176,671
Media - 1.0%
Charter Communications, Inc. Class A (a)(b)	1,256,632	637,024
Comcast Corp. Class A	47,694,250	2,111,901
DISH Network Corp. Class A (a)(b)	2,632,662	60,104
Fox Corp.:
Class A (a)	3,323,988	118,035
Class B	1,543,223	50,479
Interpublic Group of Companies, Inc.	4,149,927	133,752
News Corp.:
Class A (a)	4,106,752	71,457
Class B (a)	1,291,139	22,698
Omnicom Group, Inc.	2,203,385	164,395
Paramount Global Class B (a)	6,396,473	219,591
		3,589,436
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	6,190,114	825,080
TOTAL COMMUNICATION SERVICES		32,450,936
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.1%
Aptiv PLC (b)	2,852,021	302,999
BorgWarner, Inc.	2,527,924	101,926
		404,925
Automobiles - 2.1%
Ford Motor Co.	41,469,812	567,307
General Motors Co. (b)	15,319,209	592,547
Tesla, Inc. (a)(b)	8,825,984	6,692,391
		7,852,245
Distributors - 0.2%
Genuine Parts Co.	1,501,567	205,309
LKQ Corp.	2,827,355	145,298
Pool Corp. (a)	422,650	168,477
		519,084
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (b)	432,927	971,298
Caesars Entertainment, Inc. (a)(b)	2,253,823	113,074
Carnival Corp. (a)(b)	8,527,380	118,360
Chipotle Mexican Grill, Inc. (a)(b)	296,627	416,034
Darden Restaurants, Inc. (a)	1,346,594	168,324
Domino's Pizza, Inc.	383,628	139,322
Expedia, Inc. (a)(b)	1,583,883	204,844
Hilton Worldwide Holdings, Inc.	2,938,553	413,925
Las Vegas Sands Corp. (a)(b)	3,624,647	128,530
Marriott International, Inc. Class A	2,884,284	494,885
McDonald's Corp.	7,878,208	1,986,963
MGM Resorts International	3,971,118	138,870
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,395,308	70,369
Penn National Gaming, Inc. (a)(b)	1,751,433	55,976
Royal Caribbean Cruises Ltd. (a)(b)	2,364,184	137,288
Starbucks Corp.	12,127,622	952,018
Wynn Resorts Ltd. (b)	1,109,644	73,347
Yum! Brands, Inc.	3,046,921	370,109
		6,953,536
Household Durables - 0.3%
D.R. Horton, Inc. (a)	3,399,710	255,488
Garmin Ltd.	1,601,849	169,187
Lennar Corp. Class A	2,755,643	221,140
Mohawk Industries, Inc. (b)	578,422	81,824
Newell Brands, Inc.	3,991,671	85,581
NVR, Inc. (a)(b)	34,518	153,627
PulteGroup, Inc.	2,621,549	118,651
Whirlpool Corp. (a)	622,040	114,605
		1,200,103
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)(b)	4,613,679	11,092,161
eBay, Inc.	6,599,952	321,220
Etsy, Inc. (a)(b)	1,336,652	108,429
		11,521,810
Leisure Products - 0.0%
Hasbro, Inc.	1,367,115	122,699
Multiline Retail - 0.5%
Dollar General Corp. (a)	2,442,886	538,266
Dollar Tree, Inc. (b)	2,371,711	380,256
Target Corp. (a)	5,051,406	817,722
		1,736,244
Specialty Retail - 2.1%
Advance Auto Parts, Inc. (a)	657,413	124,816
AutoZone, Inc. (a)(b)	217,544	448,064
Bath & Body Works, Inc.	2,717,180	111,459
Best Buy Co., Inc. (a)	2,282,611	187,311
CarMax, Inc. (a)(b)	1,704,586	169,214
Lowe's Companies, Inc.	7,103,316	1,387,278
O'Reilly Automotive, Inc. (b)	710,366	452,624
Ross Stores, Inc.	3,725,150	316,712
The Home Depot, Inc.	11,009,414	3,333,100
TJX Companies, Inc. (a)	12,576,525	799,490
Tractor Supply Co.	1,199,950	224,823
Ulta Beauty, Inc. (b)	570,586	241,415
		7,796,306
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	13,455,907	1,599,235
PVH Corp.	737,777	52,286
Ralph Lauren Corp. (a)	487,981	49,330
Tapestry, Inc.	2,783,291	96,024
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,989,357	21,047
Class C (non-vtg.) (a)(b)	2,266,776	21,988
VF Corp.	3,403,196	171,725
		2,011,635
TOTAL CONSUMER DISCRETIONARY		40,118,587
CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	1,926,717	127,395
Constellation Brands, Inc. Class A (sub. vtg.)	1,732,621	425,306
Molson Coors Beverage Co. Class B	1,986,366	110,919
Monster Beverage Corp. (a)(b)	3,960,876	352,993
PepsiCo, Inc.	14,585,730	2,446,756
The Coca-Cola Co.	40,985,697	2,597,673
		6,061,042
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	4,675,115	2,179,632
Kroger Co.	7,054,140	373,658
Sysco Corp. (a)	5,350,010	450,364
Walgreens Boots Alliance, Inc. (a)	7,554,210	331,101
Walmart, Inc.	14,914,952	1,918,510
		5,253,265
Food Products - 1.1%
Archer Daniels Midland Co.	5,899,353	535,779
Campbell Soup Co. (a)	2,131,410	102,116
Conagra Brands, Inc.	5,057,501	166,341
General Mills, Inc. (a)	6,359,593	444,218
Hormel Foods Corp. (a)	2,974,559	144,772
Kellogg Co.	2,697,364	188,114
Lamb Weston Holdings, Inc. (a)	1,530,896	103,458
McCormick & Co., Inc. (non-vtg.) (a)	2,633,051	244,136
Mondelez International, Inc.	14,637,127	930,336
The Hershey Co.	1,532,849	324,519
The J.M. Smucker Co. (a)	1,142,481	143,233
The Kraft Heinz Co.	7,484,970	283,156
Tyson Foods, Inc. Class A	3,083,352	276,299
		3,886,477
Household Products - 1.4%
Church & Dwight Co., Inc.	2,551,415	229,780
Colgate-Palmolive Co. (a)	8,886,140	700,317
Kimberly-Clark Corp.	3,550,869	472,337
Procter & Gamble Co.	25,272,277	3,737,264
The Clorox Co. (a)	1,297,400	188,590
		5,328,288
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,450,444	624,006
Tobacco - 0.8%
Altria Group, Inc.	19,221,748	1,039,704
Philip Morris International, Inc.	16,339,836	1,736,108
		2,775,812
TOTAL CONSUMER STAPLES		23,928,890
ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	9,548,525	343,556
Halliburton Co.	9,473,653	383,683
Schlumberger Ltd.	14,795,863	680,018
		1,407,257
Oil, Gas & Consumable Fuels - 4.4%
APA Corp.	3,829,987	180,048
Chevron Corp. (a)	20,323,595	3,549,719
ConocoPhillips Co.	13,729,554	1,542,653
Coterra Energy, Inc. (a)	8,577,550	294,467
Devon Energy Corp.	6,637,981	497,185
Diamondback Energy, Inc. (a)	1,795,519	272,955
EOG Resources, Inc.	6,168,607	844,852
Exxon Mobil Corp.	44,634,501	4,284,912
Hess Corp.	2,906,251	357,672
Kinder Morgan, Inc. (a)	20,559,244	404,812
Marathon Oil Corp.	8,208,079	257,980
Marathon Petroleum Corp.	6,104,400	621,367
Occidental Petroleum Corp.	9,354,616	648,368
ONEOK, Inc.	4,701,514	309,595
Phillips 66 Co.	4,932,586	497,254
Pioneer Natural Resources Co.	2,393,732	665,314
The Williams Companies, Inc.	12,810,062	474,741
Valero Energy Corp. (a)	4,310,360	558,623
		16,262,517
TOTAL ENERGY		17,669,774
FINANCIALS - 11.2%
Banks - 3.9%
Bank of America Corp.	74,944,579	2,787,938
Citigroup, Inc. (a)	20,921,550	1,117,420
Citizens Financial Group, Inc.	5,217,293	215,892
Comerica, Inc.	1,377,853	114,651
Fifth Third Bancorp	7,208,835	284,244
First Republic Bank	1,889,943	292,998
Huntington Bancshares, Inc.	15,158,183	210,396
JPMorgan Chase & Co.	31,157,375	4,119,940
KeyCorp	9,792,925	195,467
M&T Bank Corp.	1,889,294	340,016
PNC Financial Services Group, Inc. (a)	4,428,049	776,724
Regions Financial Corp.	9,931,526	219,387
Signature Bank	661,383	143,037
SVB Financial Group (b)	619,378	302,610
Truist Financial Corp.	14,073,695	700,026
U.S. Bancorp (a)	14,237,674	755,593
Wells Fargo & Co.	40,968,012	1,875,106
Zions Bancorp NA	1,598,576	91,183
		14,542,628
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,169,218	323,020
Bank of New York Mellon Corp.	7,799,848	363,551
BlackRock, Inc. Class A	1,503,262	1,005,803
Cboe Global Markets, Inc.	1,124,345	126,275
Charles Schwab Corp.	15,850,180	1,111,098
CME Group, Inc.	3,789,111	753,389
FactSet Research Systems, Inc.	398,496	152,138
Franklin Resources, Inc. (a)	2,964,572	80,281
Goldman Sachs Group, Inc.	3,578,919	1,169,770
Intercontinental Exchange, Inc.	5,923,602	606,518
Invesco Ltd.	3,598,135	69,588
MarketAxess Holdings, Inc.	400,910	112,928
Moody's Corp. (a)	1,705,150	514,222
Morgan Stanley	14,945,763	1,287,428
MSCI, Inc.	856,807	379,009
NASDAQ, Inc.	1,234,124	191,610
Northern Trust Corp.	2,190,441	244,782
Raymond James Financial, Inc.	1,969,887	194,014
S&P Global, Inc.	3,734,236	1,305,041
State Street Corp.	3,858,555	279,707
T. Rowe Price Group, Inc. (a)	2,416,455	307,107
		10,577,279
Consumer Finance - 0.6%
American Express Co.	6,484,766	1,094,758
Capital One Financial Corp.	4,363,745	557,948
Discover Financial Services	3,036,383	344,599
Synchrony Financial	5,495,786	203,564
		2,200,869
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	19,308,188	6,101,001
Insurance - 2.2%
AFLAC, Inc. (a)	6,325,406	383,130
Allstate Corp.	2,958,361	404,378
American International Group, Inc.	8,753,816	513,674
Aon PLC (a)	2,264,637	624,292
Arthur J. Gallagher & Co.	2,197,731	355,901
Assurant, Inc.	600,706	106,139
Brown & Brown, Inc.	2,472,049	146,766
Chubb Ltd.	4,541,305	959,532
Cincinnati Financial Corp.	1,579,999	202,019
Everest Re Group Ltd.	415,069	117,257
Globe Life, Inc.	979,433	95,563
Hartford Financial Services Group, Inc.	3,530,875	256,024
Lincoln National Corp.	1,756,142	101,733
Loews Corp.	2,067,248	135,384
Marsh & McLennan Companies, Inc.	5,323,108	851,431
MetLife, Inc. (a)	7,397,730	498,533
Principal Financial Group, Inc.	2,561,375	186,801
Progressive Corp. (a)	6,161,332	735,540
Prudential Financial, Inc.	3,985,233	423,431
The Travelers Companies, Inc.	2,542,970	455,293
W.R. Berkley Corp.	2,208,617	157,099
Willis Towers Watson PLC (a)	1,286,847	271,615
		7,981,535
TOTAL FINANCIALS		41,403,312
HEALTH CARE - 14.4%
Biotechnology - 2.1%
AbbVie, Inc.	18,638,771	2,746,796
Amgen, Inc. (a)	5,938,514	1,524,654
Biogen, Inc. (b)	1,548,691	309,738
Gilead Sciences, Inc. (a)	13,224,972	857,639
Incyte Corp. (b)	1,983,419	150,522
Moderna, Inc. (b)	3,718,954	540,476
Regeneron Pharmaceuticals, Inc. (b)	1,125,107	747,904
Vertex Pharmaceuticals, Inc. (b)	2,684,005	721,058
		7,598,787
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	18,643,054	2,189,813
Abiomed, Inc. (a)(b)	479,876	126,543
Align Technology, Inc. (a)(b)	773,151	214,658
Baxter International, Inc.	5,278,797	401,453
Becton, Dickinson & Co.	3,002,341	767,999
Boston Scientific Corp. (b)	15,023,677	616,121
Dentsply Sirona, Inc.	2,304,789	91,177
DexCom, Inc. (b)	1,021,848	304,449
Edwards Lifesciences Corp. (b)	6,582,362	663,831
Hologic, Inc. (a)(b)	2,635,577	198,380
IDEXX Laboratories, Inc. (b)	893,982	350,101
Intuitive Surgical, Inc. (a)(b)	3,771,697	858,589
Medtronic PLC	14,175,679	1,419,694
ResMed, Inc. (a)	1,541,743	313,683
STERIS PLC (a)	1,055,639	240,897
Stryker Corp. (a)	3,539,745	830,070
Teleflex, Inc.	493,889	142,112
The Cooper Companies, Inc. (a)	519,730	182,290
Zimmer Biomet Holdings, Inc.	2,202,513	264,764
		10,176,624
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp. (a)	1,587,556	245,738
Anthem, Inc.	2,558,945	1,304,064
Cardinal Health, Inc.	2,921,059	164,514
Centene Corp. (b)	6,151,869	501,008
Cigna Corp.	3,404,842	913,485
CVS Health Corp.	13,837,796	1,338,807
DaVita HealthCare Partners, Inc. (b)	649,774	63,346
HCA Holdings, Inc.	2,524,919	531,243
Henry Schein, Inc. (b)	1,462,052	125,210
Humana, Inc.	1,355,134	615,543
Laboratory Corp. of America Holdings	981,552	242,169
McKesson Corp.	1,579,318	519,106
Molina Healthcare, Inc. (b)	615,712	178,692
Quest Diagnostics, Inc. (a)	1,254,615	176,926
UnitedHealth Group, Inc. (a)	9,929,935	4,932,993
Universal Health Services, Inc. Class B	770,910	96,063
		11,948,907
Health Care Technology - 0.1%
Cerner Corp.	3,101,979	294,223
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	3,166,748	403,950
Bio-Rad Laboratories, Inc. Class A (b)	227,807	122,512
Bio-Techne Corp.	414,215	153,148
Charles River Laboratories International, Inc. (b)	532,044	124,541
Danaher Corp.	6,709,041	1,769,979
Illumina, Inc. (b)	1,647,871	394,632
IQVIA Holdings, Inc. (a)(b)	2,014,130	433,541
Mettler-Toledo International, Inc. (a)(b)	242,341	311,680
PerkinElmer, Inc. (a)	1,330,530	199,140
Thermo Fisher Scientific, Inc.	4,154,449	2,357,941
Waters Corp. (b)	643,503	211,037
West Pharmaceutical Services, Inc.	781,026	242,415
		6,724,516
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co. (a)	22,980,714	1,733,895
Catalent, Inc. (a)(b)	1,888,285	194,607
Eli Lilly & Co.	8,370,841	2,623,756
Johnson & Johnson (a)	27,755,473	4,982,940
Merck & Co., Inc.	26,631,029	2,450,854
Organon & Co. (a)	2,673,188	101,474
Pfizer, Inc.	59,176,463	3,138,720
Viatris, Inc.	12,750,602	156,450
Zoetis, Inc. Class A	4,988,168	852,628
		16,235,324
TOTAL HEALTH CARE		52,978,381
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.6%
General Dynamics Corp.	2,430,047	546,542
Howmet Aerospace, Inc.	4,001,344	143,128
Huntington Ingalls Industries, Inc.	422,360	88,890
L3Harris Technologies, Inc.	2,068,798	498,373
Lockheed Martin Corp.	2,555,318	1,124,621
Northrop Grumman Corp.	1,547,037	723,967
Raytheon Technologies Corp. (a)	15,733,654	1,496,585
Textron, Inc.	2,323,963	151,732
The Boeing Co. (a)(b)	5,777,777	759,200
TransDigm Group, Inc. (b)	555,498	336,282
		5,869,320
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,370,457	148,708
Expeditors International of Washington, Inc.	1,786,031	194,392
FedEx Corp. (a)	2,570,080	577,189
United Parcel Service, Inc. Class B (a)	7,687,517	1,401,050
		2,321,339
Airlines - 0.2%
Alaska Air Group, Inc. (b)	1,327,378	64,059
American Airlines Group, Inc. (a)(b)	6,829,046	122,035
Delta Air Lines, Inc. (a)(b)	6,747,650	281,310
Southwest Airlines Co. (b)	6,245,075	286,399
United Airlines Holdings, Inc. (b)	3,413,903	162,604
		916,407
Building Products - 0.4%
A.O. Smith Corp. (a)	1,385,492	83,296
Allegion PLC (a)	945,670	105,584
Carrier Global Corp.	9,019,647	354,562
Fortune Brands Home & Security, Inc.	1,431,054	99,244
Johnson Controls International PLC	7,407,759	403,797
Masco Corp.	2,529,562	143,401
Trane Technologies PLC	2,462,174	339,928
		1,529,812
Commercial Services & Supplies - 0.4%
Cintas Corp.	929,605	370,290
Copart, Inc. (b)	2,250,601	257,761
Republic Services, Inc.	2,201,855	294,696
Rollins, Inc. (a)	2,386,322	84,619
Waste Management, Inc.	4,057,474	643,150
		1,650,516
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	1,502,376	178,783
Electrical Equipment - 0.5%
AMETEK, Inc.	2,438,872	296,250
Eaton Corp. PLC	4,202,442	582,458
Emerson Electric Co.	6,262,545	555,237
Generac Holdings, Inc. (a)(b)	665,158	164,347
Rockwell Automation, Inc.	1,225,057	261,182
		1,859,474
Industrial Conglomerates - 0.9%
3M Co.	6,021,080	898,887
General Electric Co. (a)	11,590,159	907,394
Honeywell International, Inc. (a)	7,230,598	1,399,988
		3,206,269
Machinery - 1.6%
Caterpillar, Inc. (a)	5,703,153	1,231,026
Cummins, Inc.	1,501,604	314,015
Deere & Co. (a)	2,956,883	1,057,914
Dover Corp.	1,518,043	203,281
Fortive Corp.	3,780,490	233,521
IDEX Corp.	801,603	153,547
Illinois Tool Works, Inc. (a)	3,011,412	626,584
Ingersoll Rand, Inc.	4,297,181	202,612
Nordson Corp. (a)	570,536	124,308
Otis Worldwide Corp.	4,480,364	333,339
PACCAR, Inc.	3,661,581	317,972
Parker Hannifin Corp.	1,354,537	368,664
Pentair PLC	1,744,621	87,528
Snap-On, Inc.	563,412	125,010
Stanley Black & Decker, Inc.	1,718,855	204,011
Westinghouse Air Brake Tech Co.	1,969,658	186,054
Xylem, Inc.	1,901,177	160,174
		5,929,560
Professional Services - 0.3%
Equifax, Inc.	1,286,267	260,572
Jacobs Engineering Group, Inc.	1,362,341	190,850
Leidos Holdings, Inc.	1,479,602	154,618
Nielsen Holdings PLC	3,782,852	96,690
Robert Half International, Inc.	1,154,337	104,063
Verisk Analytics, Inc. (a)	1,699,123	297,211
		1,104,004
Road & Rail - 0.9%
CSX Corp.	23,384,194	743,384
J.B. Hunt Transport Services, Inc.	885,735	152,860
Norfolk Southern Corp.	2,527,967	605,853
Old Dominion Freight Lines, Inc.	982,174	253,637
Union Pacific Corp.	6,714,827	1,475,785
		3,231,519
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	6,068,014	325,003
United Rentals, Inc. (b)	763,533	227,670
W.W. Grainger, Inc. (a)	456,269	222,235
		774,908
TOTAL INDUSTRIALS		28,571,911
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	2,364,977	241,890
Cisco Systems, Inc.	44,466,239	2,003,204
F5, Inc. (b)	640,365	104,405
Juniper Networks, Inc.	3,428,401	105,183
Motorola Solutions, Inc.	1,780,676	391,286
		2,845,968
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	6,314,581	447,451
CDW Corp.	1,430,928	243,057
Corning, Inc.	7,875,619	282,105
IPG Photonics Corp. (b)	376,552	39,722
Keysight Technologies, Inc. (b)	1,929,809	280,980
TE Connectivity Ltd.	3,432,524	444,134
Teledyne Technologies, Inc. (a)(b)	491,885	199,287
Trimble, Inc. (b)	2,646,387	180,087
Zebra Technologies Corp. Class A (b)	559,624	189,259
		2,306,082
IT Services - 4.4%
Accenture PLC Class A (a)	6,663,188	1,988,695
Akamai Technologies, Inc. (a)(b)	1,713,027	173,084
Automatic Data Processing, Inc.	4,428,536	987,298
Broadridge Financial Solutions, Inc. (a)	1,231,145	180,018
Cognizant Technology Solutions Corp. Class A	5,537,726	413,668
DXC Technology Co. (b)	2,577,547	90,781
EPAM Systems, Inc. (b)	597,999	202,435
Fidelity National Information Services, Inc.	6,420,024	670,893
Fiserv, Inc. (a)(b)	6,264,742	627,602
FleetCor Technologies, Inc. (b)	856,081	213,002
Gartner, Inc. (b)	867,046	227,513
Global Payments, Inc.	3,002,118	393,398
IBM Corp.	9,454,964	1,312,727
Jack Henry & Associates, Inc.	767,798	144,438
MasterCard, Inc. Class A	9,099,230	3,256,341
Paychex, Inc.	3,385,076	419,174
PayPal Holdings, Inc. (b)	12,282,650	1,046,605
VeriSign, Inc. (b)	1,018,856	177,841
Visa, Inc. Class A (a)	17,484,766	3,709,743
		16,235,256
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (b)	17,235,762	1,755,635
Analog Devices, Inc.	5,538,566	932,695
Applied Materials, Inc. (a)	9,362,103	1,098,081
Broadcom, Inc.	4,352,931	2,525,266
Enphase Energy, Inc. (a)(b)	1,412,087	262,916
Intel Corp.	42,931,100	1,906,999
KLA Corp. (a)	1,588,988	579,742
Lam Research Corp.	1,470,749	764,834
Microchip Technology, Inc.	5,861,806	425,860
Micron Technology, Inc. (a)	11,805,812	871,741
Monolithic Power Systems, Inc.	456,801	205,739
NVIDIA Corp.	26,357,502	4,921,473
NXP Semiconductors NV	2,803,730	532,036
Qorvo, Inc. (b)	1,143,208	127,753
Qualcomm, Inc.	11,881,963	1,701,735
Skyworks Solutions, Inc.	1,729,124	188,250
SolarEdge Technologies, Inc. (b)	553,718	151,049
Teradyne, Inc. (a)	1,718,554	187,769
Texas Instruments, Inc.	9,736,957	1,721,105
		20,860,678
Software - 8.7%
Adobe, Inc. (b)	4,973,134	2,071,211
ANSYS, Inc. (b)	919,907	239,507
Autodesk, Inc. (b)	2,319,174	481,808
Cadence Design Systems, Inc. (b)	2,921,895	449,183
Ceridian HCM Holding, Inc. (a)(b)	1,442,237	81,198
Citrix Systems, Inc.	1,314,957	132,403
Fortinet, Inc. (a)(b)	1,430,738	420,837
Intuit, Inc.	2,985,441	1,237,346
Microsoft Corp.	79,039,471	21,488,461
NortonLifeLock, Inc.	6,134,561	149,315
Oracle Corp.	16,611,171	1,194,675
Paycom Software, Inc. (a)(b)	507,646	144,344
PTC, Inc. (a)(b)	1,109,726	129,316
Roper Technologies, Inc. (a)	1,112,127	492,049
Salesforce.com, Inc. (b)	10,384,857	1,664,069
ServiceNow, Inc. (a)(b)	2,108,600	985,707
Synopsys, Inc. (b)	1,617,696	516,369
Tyler Technologies, Inc. (a)(b)	432,012	153,719
		32,031,517
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc. (a)	163,453,100	24,328,354
Hewlett Packard Enterprise Co.	13,636,739	212,733
HP, Inc.	11,415,148	443,364
NetApp, Inc. (a)	2,343,481	168,613
Seagate Technology Holdings PLC	2,123,215	179,773
Western Digital Corp. (b)	3,299,084	200,221
		25,533,058
TOTAL INFORMATION TECHNOLOGY		99,812,559
MATERIALS - 2.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	2,337,561	575,414
Albemarle Corp. U.S.	1,233,278	321,170
Celanese Corp. Class A	1,138,954	178,269
CF Industries Holdings, Inc.	2,261,210	223,340
Corteva, Inc.	7,664,982	479,981
Dow, Inc.	7,756,978	527,319
DuPont de Nemours, Inc.	5,407,559	366,903
Eastman Chemical Co.	1,360,060	149,824
Ecolab, Inc.	2,628,507	430,839
FMC Corp.	1,336,336	163,808
International Flavors & Fragrances, Inc.	2,683,687	354,703
Linde PLC	5,403,867	1,754,528
LyondellBasell Industries NV Class A	2,771,748	316,672
PPG Industries, Inc. (a)	2,502,914	316,594
Sherwin-Williams Co.	2,543,187	681,676
The Mosaic Co.	3,905,233	244,663
		7,085,703
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	657,698	223,210
Vulcan Materials Co.	1,399,119	230,673
		453,883
Containers & Packaging - 0.3%
Amcor PLC	15,959,212	209,066
Avery Dennison Corp.	872,923	150,632
Ball Corp. (a)	3,414,813	242,076
International Paper Co.	4,082,924	197,818
Packaging Corp. of America (a)	1,001,495	157,515
Sealed Air Corp.	1,562,012	97,126
WestRock Co.	2,775,081	134,564
		1,188,797
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (a)	15,477,795	604,872
Newmont Corp.	8,407,356	570,439
Nucor Corp. (a)	2,867,695	379,855
		1,555,166
TOTAL MATERIALS		10,283,549
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	1,534,521	254,654
American Tower Corp.	4,801,429	1,229,790
AvalonBay Communities, Inc.	1,473,481	306,425
Boston Properties, Inc.	1,498,682	166,623
Camden Property Trust (SBI)	1,077,474	154,607
Crown Castle International Corp.	4,556,721	864,182
Digital Realty Trust, Inc.	2,991,956	417,647
Duke Realty Corp.	4,015,318	212,129
Equinix, Inc.	949,303	652,257
Equity Residential (SBI)	3,602,867	276,808
Essex Property Trust, Inc.	687,913	195,264
Extra Space Storage, Inc.	1,411,623	251,551
Federal Realty Investment Trust (SBI) (a)	745,950	85,762
Healthpeak Properties, Inc.	5,685,965	168,816
Host Hotels & Resorts, Inc.	7,528,067	150,486
Iron Mountain, Inc. (a)	3,052,732	164,542
Kimco Realty Corp.	6,501,511	153,761
Mid-America Apartment Communities, Inc.	1,216,004	220,097
Prologis (REIT), Inc.	7,801,826	994,577
Public Storage	1,608,426	531,810
Realty Income Corp.	5,964,742	406,915
Regency Centers Corp.	1,624,590	110,813
SBA Communications Corp. Class A	1,146,876	386,050
Simon Property Group, Inc.	3,464,545	397,210
UDR, Inc. (a)	3,153,027	150,715
Ventas, Inc.	4,208,515	238,791
Vornado Realty Trust	1,676,227	58,601
Welltower, Inc.	4,589,091	408,842
Weyerhaeuser Co.	7,878,779	311,369
		9,921,094
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	3,528,394	292,292
TOTAL REAL ESTATE		10,213,386
UTILITIES - 3.0%
Electric Utilities - 1.9%
Alliant Energy Corp.	2,639,598	168,459
American Electric Power Co., Inc.	5,309,958	541,775
Constellation Energy Corp.	3,442,287	213,697
Duke Energy Corp. (a)	8,109,865	912,522
Edison International (a)	4,005,376	280,016
Entergy Corp. (a)	2,118,953	254,952
Evergy, Inc.	2,417,578	169,085
Eversource Energy	3,624,753	334,637
Exelon Corp. (a)	10,326,806	507,563
FirstEnergy Corp.	6,011,514	258,255
NextEra Energy, Inc.	20,686,814	1,565,785
NRG Energy, Inc.	2,581,355	118,846
Pinnacle West Capital Corp. (a)	1,189,435	92,360
PPL Corp.	7,914,837	238,870
Southern Co.	11,173,457	845,384
Xcel Energy, Inc. (a)	5,679,241	427,874
		6,930,080
Gas Utilities - 0.1%
Atmos Energy Corp.	1,427,841	166,072
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	7,029,221	154,924
Multi-Utilities - 0.9%
Ameren Corp.	2,715,957	258,532
CenterPoint Energy, Inc.	6,630,206	212,498
CMS Energy Corp.	3,054,956	217,024
Consolidated Edison, Inc. (a)	3,729,583	370,198
Dominion Energy, Inc.	8,539,796	719,222
DTE Energy Co.	2,042,680	271,084
NiSource, Inc. (a)	4,140,283	130,212
Public Service Enterprise Group, Inc.	5,331,228	365,402
Sempra Energy (a)	3,366,757	551,677
WEC Energy Group, Inc. (a)	3,325,659	349,427
		3,445,276
Water Utilities - 0.1%
American Water Works Co., Inc.	1,913,967	289,488
TOTAL UTILITIES		10,985,840
TOTAL COMMON STOCKS (Cost $204,164,124)		368,417,125

U.S. Treasury Obligations - 0.0%
	Principal Amount (c) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $84,357)	85,000	84,059

Money Market Funds - 0.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (e)	238,065,951	238,114
Fidelity Securities Lending Cash Central Fund 0.82% (e)(f)	2,842,466,186	2,842,750
TOTAL MONEY MARKET FUNDS (Cost $3,080,857)		3,080,864

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $207,329,338)	371,582,048
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,604,228)
NET ASSETS - 100.0%	368,977,820

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,594	Jun 2022	535,823	26,227	26,227

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,211,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,073,614	4,530,064	5,365,564	608	-	-	238,114	0.5%
Fidelity Securities Lending Cash Central Fund 0.82%	5,904,527	7,009,414	10,071,191	855	-	-	2,842,750	7.6%
Total	6,978,141	11,539,478	15,436,755	1,463	-	-	3,080,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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